Lease (Details) - USD ($)	Aug. 31, 2021	Nov. 30, 2020
Leases [Abstract]
Operating lease right-of-use asset	$ 38,195	$ 137,931
Current operating lease liability	44,175	157,110
Total lease liability	$ 44,175	$ 157,110